Expense Example - Hartford International Opportunities HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10
USD ($)	77	240	417	930	102	318	552	1,225